Impairment of non-current assets (Details) - COP ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Invercolsa S.A.
Impairment of non-current assets [Line items]
Recovery of impairment loss	$ 24
Ocensa and ISA
Impairment of non-current assets [Line items]
Impairment loss		$ 2,557
Office-type Containers | Refinera de Cartagena
Impairment of non-current assets [Line items]
Impairment loss	$ 5,540	$ 4,320